Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital and additional paid-in capital
Disclosure of issued share capital and additional paid-in capital
	Number of shares	Ordinary shares	Additional paid-in capital	Total
	(thousands)	RMB’000	RMB’000	RMB’000

At January 1, 2023	1,042,458	340	383,684	384,024
Shares issued during the year	9,702,236	3,470	54,509	57,979
At December 31, 2023	10,744,694	3,810	438,193	442,003
Shares issued during the year	384,000	139	1,596	1,735
Disposal of discontinued operations and subsidiaries	-	-	66,534	66,534
Conversion of convertible notes	2,876,194	1,036	6,004	7,040
At December 31, 2024	14,004,888	4,985	512,327	517,312
Shares issued for share placement, etc.*	9,619,980	3,505	41	3,546
Share issued for downpayment of property acquisition	36,000,000	13,196	(4,055)	9,141
Conversion of convertible notes	34,564,920	12,485	3,487	15,972
At December 31, 2025	94,189,788	34,171	511,800	545,971